Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2014
Guarantees [Abstract]
Schedule of Guarantor Obligations
The following table shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.

	December 31, 2014
		Maximum exposure to loss
(in millions)	Carrying value	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
Standby letters of credit (1)	$41	16,271	10,269	6,295	645	33,480	8,447
Securities lending and other indemnifications	—	—	2	2	5,948	5,952	—
Written put options (2)	469	7,644	5,256	2,822	2,409	18,131	7,902
Loans and MHFS sold with recourse	72	131	486	822	5,386	6,825	3,945
Factoring guarantees	—	3,460	—	—	—	3,460	3,460
Other guarantees	24	9	85	22	2,158	2,274	69
Total guarantees	$606	27,515	16,098	9,963	16,546	70,122	23,823
	December 31, 2013
		Maximum exposure to loss
(in millions)	Carrying value	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
Standby letters of credit (1)	$56	16,907	11,628	5,308	994	34,837	9,512
Securities lending and other indemnifications	—	—	3	18	3,199	3,220	25
Written put options (2)	907	4,775	2,967	3,521	2,725	13,988	4,311
Loans and MHFS sold with recourse	86	116	418	849	5,014	6,397	3,674
Factoring guarantees	—	2,915	—	—	—	2,915	2,915
Other guarantees (3)	33	34	111	16	971	1,132	113
Total guarantees	$1,082	24,747	15,127	9,712	12,903	62,489	20,550

(1)
Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $15.0 billion and $16.8 billion at December 31, 2014 and 2013, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.

(2)	Written put options, which are in the form of derivatives, are also included in the derivative disclosure in Note 16 (Derivatives).

(3)	Includes amounts for liquidity agreements and contingent consideration that were previously reported separately.

Significant Components of Assets Pledged
The following table provides the total carrying amount of pledged assets by asset type. The table excludes pledged consolidated VIE assets of $5.8 billion and $8.1 billion at December 31, 2014, and December 31, 2013, respectively, which can only be used to settle the liabilities of those entities. The table also excludes $10.1 billion and $15.3 billion in assets pledged in transactions accounted for as secured borrowings at December 31, 2014 and 2013, respectively. See Note 8 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets and secured borrowings.

	Dec. 31,	Dec. 31,
(in millions)	2014	2013
Trading assets and other (1)	49,685	30,288
Investment securities (2)	101,997	85,468
Mortgages held for sale and loans (3)	418,338	381,597
Total pledged assets	$570,020	497,353

(1)
Represent assets pledged to collateralize repurchase agreements and other securities financings. Balance includes $49.4 billion and $29.0 billion at December 31, 2014 and 2013, respectively, under agreements that permit the secured parties to sell or repledge the collateral.

(2)
Includes carrying value of $6.6 billion and $8.7 billion (fair value of $6.8 billion and $8.7 billion) in collateral for repurchase agreements at December 31, 2014 and 2013, respectively, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Also includes $164 million in collateral pledged under repurchase agreements at December 31, 2014, that permit the secured parties to sell or repledge the collateral.

(3)
Includes mortgages held for sale of $8.7 billion and $7.3 billion at December 31, 2014 and 2013, respectively. Balance consists of mortgages held for sale and loans that are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Amounts exclude $1.7 billion and $2.1 billion at December 31, 2014 and 2013, respectively, of pledged loans recorded on our balance sheet representing certain delinquent loans that are eligible for repurchase primarily from GNMA loan securitizations. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending
The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in the table below, we also have balance sheet netting related to derivatives that is disclosed within Note 16 (Derivatives).

	Dec. 31,	Dec. 31,
(in millions)	2014	2013
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	58,148	38,635
Gross amounts offset in consolidated balance sheet (1)	(6,477)	(2,817)
Net amounts in consolidated balance sheet (2)	51,671	35,818
Collateral not recognized in consolidated balance sheet (3)	(51,624)	(35,768)
Net amount (4)	47	50
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	56,583	38,032
Gross amounts offset in consolidated balance sheet (1)	(6,477)	(2,817)
Net amounts in consolidated balance sheet (5)	50,106	35,215
Collateral pledged but not netted in consolidated balance sheet (6)	(49,713)	(34,770)
Net amount (7)	393	445

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs or MSLAs that have been offset in the consolidated balance sheet.

(2)
At December 31, 2014 and 2013, includes $36.8 billion and $25.7 billion, respectively, classified on our consolidated balance sheet in Federal funds sold, securities purchased under resale agreements and other short-term investments and $14.9 billion and $10.1 billion, respectively, in Loans.

(3)
Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized asset due from each counterparty. At December 31, 2014 and 2013, we have received total collateral with a fair value of $64.5 billion and $43.3 billion, respectively, all of which, we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $40.8 billion at December 31, 2014 and $23.8 billion at December 31, 2013.

(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.

(5)	Amount is classified in Short-term borrowings on our consolidated balance sheet.

(6)
Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized liability owed to each counterparty. At December 31, 2014 and December 31, 2013, we have pledged total collateral with a fair value of $56.5 billion and $39.0 billion, respectively, of which, the counterparty does not have the right to sell or repledge $6.9 billion as of December 31, 2014, and $10.0 billion as of December 31, 2013.

(7)	Represents the amount of our obligation that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.